Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-40849
Entity Registrant Name	BIG DIGITAL ENERGY, INC.
Entity Central Index Key	0001218683
Entity Tax Identification Number	88-0445167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	950 Railroad Avenue
Entity Address, City or Town	Midland
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15059
City Area Code	412
Local Phone Number	515-0896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BGDE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false